Management Fee, Selling Commission, Platform Fees And Profit Share (Tables) (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2013
Millburn Multi-Markets Fund L.P. [Member]
Schedule Of Selling Commissions And Platform Fees

					Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2013	2012	2013	2012	2013	2012

Series A Units	$3,023,015	$3,332,891	$-	$-	$3,023,015	$3,332,891
Series B Units	-	-	40,283	56,360	40,283	56,360

	$3,023,015	$3,332,891	$40,283	$56,360	$3,063,298	$3,389,251